Shareholder Report, Holdings (Details)	Dec. 31, 2024
Empower Mid Cap Value Fund - Institutional Class | PG&E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.24%
Empower Mid Cap Value Fund - Institutional Class | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower Mid Cap Value Fund - Institutional Class | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Mid Cap Value Fund - Institutional Class | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Mid Cap Value Fund - Institutional Class | Equifax Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Mid Cap Value Fund - Institutional Class | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
Empower Mid Cap Value Fund - Institutional Class | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower Mid Cap Value Fund - Institutional Class | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Mid Cap Value Fund - Institutional Class | Arthur J Gallagher & Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Mid Cap Value Fund - Institutional Class | VeriSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower Mid Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.47%
Empower Mid Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.05%
Empower Mid Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.16%
Empower Mid Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.58%
Empower Mid Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.14%
Empower Mid Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.36%
Empower Mid Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.51%
Empower Mid Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Mid Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
Empower Mid Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.33%
Empower Large Cap Growth Fund - Investor Class | PG&E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.24%
Empower Large Cap Growth Fund - Investor Class | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower Large Cap Growth Fund - Investor Class | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Large Cap Growth Fund - Investor Class | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Large Cap Growth Fund - Investor Class | Equifax Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Large Cap Growth Fund - Investor Class | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
Empower Large Cap Growth Fund - Investor Class | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower Large Cap Growth Fund - Investor Class | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Large Cap Growth Fund - Investor Class | Arthur J Gallagher & Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Large Cap Growth Fund - Investor Class | VeriSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower Large Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.47%
Empower Large Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.05%
Empower Large Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.16%
Empower Large Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.58%
Empower Large Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.14%
Empower Large Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.36%
Empower Large Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.51%
Empower Large Cap Growth Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
Empower Large Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
Empower Large Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.33%
Empower S&P Mid Cap 400® Index Fund - Class L | U.S. Treasury Bills 4.35% [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower S&P Mid Cap 400® Index Fund - Class L | Williams-Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Empower S&P Mid Cap 400® Index Fund - Class L | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
Empower S&P Mid Cap 400® Index Fund - Class L | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
Empower S&P Mid Cap 400® Index Fund - Class L | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
Empower S&P Mid Cap 400® Index Fund - Class L | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower S&P Mid Cap 400® Index Fund - Class L | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Class L | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower S&P Mid Cap 400® Index Fund - Class L | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Mid Cap 400® Index Fund - Class L | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower S&P Mid Cap 400® Index Fund - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.43%
Empower S&P Mid Cap 400® Index Fund - Class L | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.08%
Empower S&P Mid Cap 400® Index Fund - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.77%
Empower S&P Mid Cap 400® Index Fund - Class L | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.45%
Empower S&P Mid Cap 400® Index Fund - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Empower S&P Mid Cap 400® Index Fund - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower S&P Mid Cap 400® Index Fund - Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower S&P Mid Cap 400® Index Fund - Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
Empower S&P Mid Cap 400® Index Fund - Class L | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
Empower S&P Mid Cap 400® Index Fund - Class L | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower S&P Mid Cap 400® Index Fund - Class L | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | U.S. Treasury Bills 4.35% [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Williams-Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.43%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.08%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.77%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.45%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower S&P Mid Cap 400® Index Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower S&P Mid Cap 400® Index Fund - Investor Class | U.S. Treasury Bills 4.35% [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Williams-Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
Empower S&P Mid Cap 400® Index Fund - Investor Class | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
Empower S&P Mid Cap 400® Index Fund - Investor Class | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.43%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.08%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.77%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.45%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower S&P Mid Cap 400® Index Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Trade Desk Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Hologic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Domino's Pizza Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.69%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	28.98%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.69%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.77%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.14%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.41%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.37%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Trade Desk Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Hologic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Domino's Pizza Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.69%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	28.98%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.69%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.77%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.14%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.41%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.37%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%